UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D.B. Zwirn & Co., L.P.
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Address:   745 Fifth Avenue, 18th Floor
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           New York, New York 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
           --------------------------------------------------
Title:     Managing Partner
           --------------------------------------------------
Phone:     (646) 720-9100
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn         New York, New York      February 16, 2005
     ------------------------   ------------------------ -----------------


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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager
-------------------------------------------------
Elm Road Management, LLC  028-11287


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   53
                                               -------------

Form 13F Information Table Value Total:             $231,214
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE


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                                                         FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/        SH/ PUT/ INVSTMT   OTHER
NAME OF ISSUER                   CUSIP       CLASS           x($1000) PRN AMT       PRN CALL DISCRETN MANAGERS
------------------------------ ----------- ----------------- -------- ------------- --- ---- -------- ---------

AGL RES INC                     001204106   COM                1,363        41,000   SH        SOLE      NO
AMEREN CORP                     023608102   COM                9,858       196,660   SH        SOLE      NO
AQUILA INC                      03840P102   COM                   83        22,400   SH        SOLE      NO
BANK MUTUAL CORP NEW            063750103   COM                3,955       325,000   SH        SOLE      NO
BAYCORP HLDGS CORP              072728108   COM                  732        57,500   SH        SOLE      NO
BAY VIEW CAP CORP DEL           07262L309   COM NEW              498        32,499   SH        SOLE      NO
BRANTLEY CAP CORP               105494108   COM                1,406       120,775   SH        SOLE      NO
CAESARS ENTMT INC               127687101   COM                2,014       100,000   SH        SOLE      NO
CHENIERE ENERGY INC             16411R208   COM NEW           20,460       321,200   SH        SOLE      NO
CINERGY CORP                    172474108   COM               11,706       281,200   SH        SOLE      NO
CRIIMI MAE INC                  226603504   PED B CONV $25     1,610       100,000   SH        SOLE      NO
DOMINION RES INC VA NEW         25746U109   COM                6,774       100,000   SH        SOLE      NO
DPL INC                         233293109   COM                9,298       370,300   SH        SOLE      NO
DRESS BARN INC                  261570105   COM                2,640       150,000   SH        SOLE      NO
EL PASO ELEC CO                 283677854   COM NEW            2,487       131,300   SH        SOLE      NO
EXELON CORP                     30161N101   COM                6,320       143,400   SH        SOLE      NO
FAB INDS INC                    302747100   COM                  368        93,800   SH        SOLE      NO
FALCON PRODS INC                306032103   COM                  340        48,500   SH        SOLE      NO
FIRST ENERGY CORP               337932107   COM               11,596       293,500   SH        SOLE      NO
FPL GROUP INC                   302571104   COM                5,539        74,100   SH        SOLE      NO
GOLF TR AMER INC                38168B103   COM                  528       245,800   SH        SOLE      NO
GREATER DEL VY HLDGS            391688108   COM                1,495        37,800   SH        SOLE      NO
GRUPO TMM S A                   40051D105   SP ADR A SHS         732       200,000   SH        SOLE      NO
GUIDANT CORP                    401698105   COM                6,056        84,000   SH        SOLE      NO
HALLIBURTON CO                  406216101   COM                3,434        87,500   SH        SOLE      NO
HEARTLAND PARTNERS LP           422357103   COM                  127        31,400   SH        SOLE      NO
HOLLINGER INTL INC              435569108   CL A               1,568       100,000   SH        SOLE      NO
MANDALAY RESORT GROUP           562567107   COM                9,860       140,000   SH        SOLE      NO
NCRIC GROUP INC DEL             62886P103   COM                  991       100,000   SH        SOLE      NO
NEW VY CORP                     649080504   COM PAR $.01          23         3,361   SH        SOLE      NO
NEXTEL COMMUNICATIONS INC       65332V103   CL A              20,406       680,000   SH        SOLE      NO
NISOURCE INC                    65473P105   COM                5,570       244,500   SH        SOLE      NO
NORTEL INVERSORA SA             656567401   SPON ADR PFD B    18,839     2,687,467   SH        SOLE      NO
NORTHWEST AIRLS CORP            667280101   CL A                 530        48,530   SH        SOLE      NO
NRG ENERGY INC                  629377508   COM                3,962       109,900   SH        SOLE      NO
PEOPLS BK BRIDGEPORT CONN       710198102   COM                  875        22,500   SH        SOLE      NO
PG&E CORP                       69331C108   COM               11,009       330,813   SH        SOLE      NO
PICO HLDGS INC                  693366205   COM NEW            1,994        96,000   SH        SOLE      NO
PNM RES INC                     69349H107   COM                1,858        73,450   SH        SOLE      NO
PPL CORP                        69351T106   COM                9,505       178,400   SH        SOLE      NO
PROVIDIAN FINL CORP             74406AAB8   NOTE 2/1           2,625     5,000,000   SH        SOLE      NO
PROVINCE HEALTHCARE CO          743977100   COM                2,235       100,000   SH        SOLE      NO
PUBLIC SVC ENTERPRISE GROUP     744573106   COM                5,315       102,699   SH        SOLE      NO
RAINIER PAC FINL GROUP INC      75087U101   COM                1,575        88,000   SH        SOLE      NO
SOUTHERN UN CO NEW              844030106   COM                1,202        50,105   SH        SOLE      NO
TEJON RANCH CO DEL              879080109   COM                5,034       123,388   SH        SOLE      NO
TEXAS GENCO HLDGS INC           882443104   COM                1,019        21,700   SH        SOLE      NO
UTILITIES HOLDRS TR             918019100   DEPOSITORY RCPT       20           200   SH        SOLE      NO
VISX INC DEL                    92844S105   COM                7,528       291,000   SH        SOLE      NO
WARWICK VALLEY TEL CO           936750108   COM                1,106        49,100   SH        SOLE      NO
WILLIAMS COS INC DEL            969457100   COM                   49         3,030   SH        SOLE      NO
WISCONSIN ENERGY CORP           976657106   COM                3,749       111,200   SH        SOLE      NO
XCEL ENRGY INC                  98389B100   COM                1,348        74,080   SH        SOLE      NO

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